CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Details) $ in Millions	Dec. 09, 2020 USD ($)
Rizobacter Argentina S.A
Contingencies, commitments and restrictions on the distribution
Amount of pledge granted in fixed term certificate	$ 4.4